UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-2306

                             OPPENHEIMER GROWTH FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             Oppenheimerfunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: August 31

                    Date of reporting period: August 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
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--------------------------------------------------------------------------------
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Software                                                                  10.6%
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Communications Equipment                                                   9.2
--------------------------------------------------------------------------------
Biotechnology                                                              7.1
--------------------------------------------------------------------------------
Specialty Retail                                                           7.1
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                   5.8
--------------------------------------------------------------------------------
Computers & Peripherals                                                    5.3
--------------------------------------------------------------------------------
Industrial Conglomerates                                                   4.3
--------------------------------------------------------------------------------
Internet Software & Services                                               4.2
--------------------------------------------------------------------------------
Oil & Gas                                                                  4.2
--------------------------------------------------------------------------------
Insurance                                                                  3.9

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2005, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Microsoft Corp.                                                            5.2%
--------------------------------------------------------------------------------
General Electric Co.                                                       3.3
--------------------------------------------------------------------------------
EMC Corp.                                                                  3.2
--------------------------------------------------------------------------------
Cisco Systems, Inc.                                                        3.1
--------------------------------------------------------------------------------
American International Group, Inc.                                         3.0
--------------------------------------------------------------------------------
Genentech, Inc.                                                            2.9
--------------------------------------------------------------------------------
Varian Medical Systems, Inc.                                               2.7
--------------------------------------------------------------------------------
Corning, Inc.                                                              2.5
--------------------------------------------------------------------------------
Staples, Inc.                                                              2.3
--------------------------------------------------------------------------------
Target Corp.                                                               2.2

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2005, and are based on net assets.
--------------------------------------------------------------------------------


                           8 | OPPENHEIMER GROWTH FUND

--------------------------------------------------------------------------------
  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

SECTOR ALLOCATION

Information Technology                        37.0%
  Software                                    10.6
  Communications Equipment                     9.2
  Semiconductors & Semiconductor Equipment     5.9
  Computers & Peripherals                      5.3
  Internet Software & Services                 4.2
  IT Services                                  1.8
Consumer Discretionary                        19.7
Health Care                                   14.2
Energy                                         7.6
Industrials                                    7.4
Financials                                     7.4
Consumer Staples                               4.5
Telecommunication Services                     1.8
Materials                                      0.4

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2005, and are based on total market value of common stocks.
--------------------------------------------------------------------------------


                           9 | OPPENHEIMER GROWTH FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED AUGUST 31, 2005, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Fund generated strong performance for the reporting period. The Fund performed quite well as it began to reap the benefits of its newly positioned portfolio. A combination of sector overweightings and good stock selection within the technology, consumer discretionary, biotechnology and energy areas bolstered performance. Performance was hampered by stock selection within the financial, pharmaceutical and industrial sectors.

      The Fund maintained its longtime focus on companies we believe were distinguished by above average yet sustainable earnings and revenue growth, healthy balance sheets and seasoned leadership. We followed a bottom-up approach to stock selection and tended to maintain a longer-term investment horizon, generally seeking to hold stocks between 12 and 18 months.

      During the Fund's transition, we repositioned the portfolio to benefit from expected economic strengthening 12 to 18 months in the future. This led us to overweight the technology and consumer discretionary sectors, two areas that generally outperform in a strong economy.

      In technology, the Fund benefited from its overweight and strong stock selection. Contributors to performance included computer hardware companies:
Apple Computer, Inc. and EMC Corp. Apple Computer, Inc.'s stock soared from strong sales of its iPod digital music player. EMC Corp., a maker of data-storage systems, benefited from an increasingly diversified business model that contributed to strong cash flow and earnings expectations for the company.

      The Fund's semiconductor holdings also performed well as the inventory correction the sector experienced in 2004 ended and product demand increased. Top performers included Marvell Technology Group Ltd., Texas Instruments, Inc. and Broadcom Corp., Cl. A.

      The Fund's consumer discretionary securities also contributed to performance. In particular, the Fund's retail stocks performed quite well. The strongest contributor was women's clothing retailer Chico's FAS, Inc. Chico's extremely strong same-store sales growth drove the stock's price up. Target Corp., the nation's second largest discount chain, added to returns. The company continued to benefit from a focused business model, successful stock buyback program and improved cash flows. Other contributors to performance included retailers Staples, Inc., Kohl's Corp. and Polo Ralph Lauren Corp.

      Within healthcare, the Fund's biotechnology holdings produced strong returns. Genentech, Inc., best known for its cancer treatments did well because of anticipation around several promising new drugs. Additional contributors to Fund performance included Gilead Sciences, Inc., Amgen, Inc. and Varian Medical Systems, Inc.

      The Fund's energy stocks added value during the period. These stocks soared due to high oil prices and a global supply problem leading to a significant need for further exploration. Strong performers included oil and gas exploration and production compa-


                          10 | OPPENHEIMER GROWTH FUND
nies, Apache Corp. and Amerada Hess Corp. and Schlumberger Ltd., one of the world's largest oil services companies.

      Areas that detracted from performance included holdings within the healthcare, financial and industrial sectors. In healthcare, the worst performing security was pharmaceutical company Elan. Elan's troubled performance resulted after the company pulled its multiple sclerosis drug, Tysabri, from the market because of safety concerns. In response, we sold our position, though not soon enough, to escape a loss for the Fund. Also within healthcare, the Fund's performance was disadvantaged by our decision to not hold any healthcare service companies as we incorrectly believed the growth cycle had ended in this area.

      In financials, the Fund's exposure to American International Group, Inc.
(AIG), one of the world's largest insurance firms, hurt performance. AIG suffered through a lengthy litigation controversy. During that time we trimmed our holdings as the stock plummeted. Now that the situation has cleared, we have rebuilt our position as the company's strong fundamentals remain intact and in our view it is selling at a low valuation.

      Within the industrials sector both Tyco International Ltd. and 3M Co. detracted from performance. Although Tyco, a manufacturing conglomerate, had successfully recovered from its previous difficulties, several of its businesses underperformed and we sold our position. 3M, a diversified technology company, missed its earnings estimates for the last 3 consecutive quarters primarily due to increased competition in a few of its businesses as well as slowed drug sales. Lastly, during the reporting period, the Fund received a special dividend of $3 per share from Microsoft Corp. This special dividend represented a significant portion of the current period's income.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until August 31, 2005. In the case of Class A, Class B, and Class Y shares, performance is measured over a ten-fiscal-year period. For Class C shares, performance is measured from the inception of the Class on November 1, 1995. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C, and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the S&P 500 Index, an unmanaged index of equity securities. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                          11 | OPPENHEIMER GROWTH FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Growth Fund (Class A)

   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer Growth
                           Fund (Class A)         S&P 500 Index
06/30/1995                      9,425                 10,000
09/30/1995                     10,214                 10,794
12/31/1995                     10,452                 11,443
03/31/1996                     11,076                 12,058
06/30/1996                     11,404                 12,598
08/31/1996 1                   11,493                 12,296
11/30/1996                     13,011                 14,353
02/28/1997                     13,499                 15,065
05/31/1997                     14,317                 16,245
08/31/1997                     15,518                 17,291
11/30/1997                     15,315                 18,445
02/28/1998                     16,285                 20,336
05/31/1998                     16,485                 21,225
08/31/1998                     13,715                 18,696
11/30/1998                     16,151                 22,813
02/28/1999                     17,060                 24,354
05/31/1999                     17,747                 25,689
08/31/1999                     19,117                 26,138
11/30/1999                     21,722                 27,579
02/29/2000                     29,059                 27,210
05/31/2000                     24,983                 28,378
08/31/2000                     31,945                 30,400
11/30/2000                     21,943                 26,414
02/28/2001                     19,259                 24,980
05/31/2001                     17,976                 25,385
08/31/2001                     16,013                 22,990
11/30/2001                     16,369                 23,188
02/28/2002                     15,609                 22,606
05/31/2002                     15,113                 21,873
08/31/2002                     13,328                 18,855
11/30/2002                     12,876                 19,360
02/28/2003                     11,873                 17,480
05/31/2003                     13,411                 20,108
08/31/2003                     14,088                 21,128
11/30/2003                     14,116                 22,280
02/29/2004                     14,849                 24,210
05/31/2004                     14,854                 23,792
08/31/2004                     13,675                 23,546
11/30/2004                     14,733                 25,142
02/28/2005                     14,540                 25,897
05/31/2005                     15,113                 25,750
08/31/2005                     15,708                 26,502

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 8/31/05

1-Year 8.26%   5-Year -14.26%   10-Year 4.12%

1. The Fund changed its fiscal year end from June 30 to August 31.


                          12 | OPPENHEIMER GROWTH FUND

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Growth Fund (Class B)

   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer Growth
                  .        Fund (Class B)         S&P 500 Index
06/30/1995                     10,000                 10,000
09/30/1995                     10,814                 10,794
12/31/1995                     11,039                 11,443
03/31/1996                     11,673                 12,058
06/30/1996                     11,996                 12,598
08/31/1996 1                   12,069                 12,296
11/30/1996                     13,633                 14,353
02/28/1997                     14,117                 15,065
05/31/1997                     14,943                 16,245
08/31/1997                     16,164                 17,291
11/30/1997                     15,921                 18,445
02/28/1998                     16,897                 20,336
05/31/1998                     17,069                 21,225
08/31/1998                     14,173                 18,696
11/30/1998                     16,656                 22,813
02/28/1999                     17,558                 24,354
05/31/1999                     18,227                 25,689
08/31/1999                     19,596                 26,138
11/30/1999                     22,221                 27,579
02/29/2000                     29,668                 27,210
05/31/2000                     25,461                 28,378
08/31/2000                     32,494                 30,400
11/30/2000                     22,274                 26,414
02/28/2001                     19,514                 24,980
05/31/2001                     18,178                 25,385
08/31/2001                     16,192                 22,990
11/30/2001                     16,552                 23,188
02/28/2002                     15,783                 22,606
05/31/2002                     15,282                 21,873
08/31/2002                     13,477                 18,855
11/30/2002                     13,020                 19,360
02/28/2003                     12,006                 17,480
05/31/2003                     13,560                 20,108
08/31/2003                     14,246                 21,128
11/30/2003                     14,274                 22,280
02/29/2004                     15,015                 24,210
05/31/2004                     15,020                 23,792
08/31/2004                     13,828                 23,546
11/30/2004                     14,898                 25,142
02/28/2005                     14,703                 25,897
05/31/2005                     15,282                 25,750
08/31/2005                     15,884                 26,502

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 8/31/05

1-Year 8.93%   5-Year -14.27%   10-Year 4.24%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION


                          13 | OPPENHEIMER GROWTH FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Growth Fund (Class C)

   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer Growth
                           Fund (Class C)         S&P 500 Index
11/01/1995                      10,000                10,000
12/31/1995                      10,128                10,640
03/31/1996                      10,711                11,211
06/30/1996                      11,006                11,713
08/31/1996 1                    11,073                11,432
11/30/1996                      12,507                13,345
02/28/1997                      12,952                14,007
05/31/1997                      13,710                15,104
08/31/1997                      14,830                16,077
11/30/1997                      14,607                17,149
02/28/1998                      15,502                18,907
05/31/1998                      15,662                19,734
08/31/1998                      13,001                17,382
11/30/1998                      15,280                21,211
02/28/1999                      16,107                22,643
05/31/1988                      16,726                23,884
08/31/1999                      17,977                24,301
11/30/1999                      20,389                25,642
02/29/2000                      27,225                25,299
05/31/2000                      23,360                26,385
08/31/2000                      29,819                28,264
11/30/2000                      20,441                24,559
02/28/2001                      17,908                23,226
05/31/2001                      16,681                23,602
08/31/2001                      14,831                21,375
11/30/2001                      15,133                21,559
02/28/2002                      14,403                21,018
05/31/2002                      13,917                20,336
08/31/2002                      12,252                17,530
11/30/2002                      11,808                18,000
02/28/2003                      10,867                16,253
05/31/2003                      12,247                18,696
08/31/2003                      12,844                19,644
11/30/2003                      12,844                20,715
02/29/2004                      13,478                22,509
05/31/2004                      13,452                22,121
08/31/2004                      12,358                21,892
11/30/2004                      13,288                23,376
02/28/2005                      13,087                24,078
05/31/2005                      13,568                23,942
08/31/2005                      14,075                24,640

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 8/31/05

1-Year 12.90%   5-Year -13.94%   Since Inception (11/1/95) 3.54%

1. The Fund changed its fiscal year end from June 30 to August 31.


                          14 | OPPENHEIMER GROWTH FUND

CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Growth Fund (Class N)

   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer Growth
                           Fund (Class N)         S&P 500 Index
03/01/2001                     10,000                 10,000
05/31/2001                      9,246                 10,162
08/31/2001                      8,231                  9,203
11/30/2001                      8,406                  9,283
02/28/2002                      8,011                  9,049
05/31/2002                      7,752                  8,756
08/31/2002                      6,823                  7,548
11/30/2002                      6,670                  7,750
02/28/2003                      6,152                  6,998
05/31/2003                      6,940                  8,050
08/31/2003                      7,288                  8,458
11/30/2003                      7,296                  8,919
02/29/2004                      7,667                  9,692
05/31/2004                      7,661                  9,524
08/31/2004                      7,049                  9,426
11/30/2004                      7,587                 10,065
02/28/2005                      7,482                 10,367
05/31/2005                      7,769                 10,308
08/31/2005                      8,068                 10,609

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 8/31/05

1-Year 13.47%   5-Year N/A   Since Inception (3/1/01) -4.66%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION


                          15 | OPPENHEIMER GROWTH FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Growth Fund (Class Y)

   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer Growth
                           Fund (Class Y)         S&P 500 Index
06/30/1995                     10,000                 10,000
09/30/1995                     10,841                 10,794
12/31/1995                     11,095                 11,443
03/31/1996                     11,759                 12,058
06/30/1996                     12,110                 12,598
08/31/1996 1                   12,208                 12,296
11/30/1996                     13,828                 14,353
02/28/1997                     14,355                 15,065
05/31/1997                     15,233                 16,245
08/31/1997                     16,525                 17,291
11/30/1997                     16,321                 18,445
02/28/1998                     17,366                 20,336
05/31/1998                     17,594                 21,225
08/31/1998                     14,645                 18,696
11/30/1998                     17,255                 22,813
02/28/1999                     18,237                 24,354
05/31/1999                     18,978                 25,689
08/31/1999                     20,465                 26,138
11/30/1999                     23,266                 27,579
02/29/2000                     31,139                 27,210
05/31/2000                     26,793                 28,378
08/31/2000                     34,292                 30,400
11/30/2000                     23,558                 26,414
02/28/2001                     20,690                 24,980
05/31/2001                     19,331                 25,385
08/31/2001                     17,224                 22,990
11/30/2001                     17,630                 23,188
02/28/2002                     16,821                 22,606
05/31/2002                     16,299                 21,873
08/31/2002                     14,382                 18,855
11/30/2002                     13,890                 19,360
02/28/2003                     12,822                 17,480
05/31/2003                     14,483                 20,108
08/31/2003                     15,225                 21,128
11/30/2003                     15,261                 22,280
02/29/2004                     16,062                 24,210
05/31/2004                     16,073                 23,792
08/31/2004                     14,804                 23,546
11/30/2004                     15,961                 25,142
02/28/2005                     15,759                 25,897
05/31/2005                     16,388                 25,750
08/31/2005                     17,041                 26,502

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 8/31/05

1-Year 15.11%   5-Year -13.05%   10-Year 4.96%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION

1. The Fund changed its fiscal year end from June 30 to August 31.


                          16 | OPPENHEIMER GROWTH FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 3/15/73. Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 8/17/93. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion, and the ending account value does not reflect the deduction of any sales charges. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/1/95. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                          17 | OPPENHEIMER GROWTH FUND

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Fund were first publicly offered on 6/1/94. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                          18 | OPPENHEIMER GROWTH FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended August 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                          19 | OPPENHEIMER GROWTH FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                             BEGINNING       ENDING         EXPENSES
                             ACCOUNT         ACCOUNT        PAID DURING
                             VALUE           VALUE          6 MONTHS ENDED
                             (3/1/05)        (8/31/05)      AUGUST 31, 2005
--------------------------------------------------------------------------------
Class A Actual               $ 1,000.00      $ 1,080.30     $  5.94
--------------------------------------------------------------------------------
Class A Hypothetical           1,000.00        1,019.51        5.77
--------------------------------------------------------------------------------
Class B Actual                 1,000.00        1,075.60       10.57
--------------------------------------------------------------------------------
Class B Hypothetical           1,000.00        1,015.07       10.26
--------------------------------------------------------------------------------
Class C Actual                 1,000.00        1,075.50       10.46
--------------------------------------------------------------------------------
Class C Hypothetical           1,000.00        1,015.17       10.16
--------------------------------------------------------------------------------
Class N Actual                 1,000.00        1,078.40        7.83
--------------------------------------------------------------------------------
Class N Hypothetical           1,000.00        1,017.69        7.61
--------------------------------------------------------------------------------
Class Y Actual                 1,000.00        1,081.30        5.10
--------------------------------------------------------------------------------
Class Y Hypothetical           1,000.00        1,020.32        4.95

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended August 31, 2005 are as follows:

CLASS       EXPENSE RATIOS
--------------------------
Class A         1.13%
--------------------------
Class B         2.01
--------------------------
Class C         1.99
--------------------------
Class N         1.49
--------------------------
Class Y         0.97

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                          20 | OPPENHEIMER GROWTH FUND

STATEMENT OF INVESTMENTS  August 31, 2005
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.6%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--19.6%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.1%
Autoliv, Inc.                                          340,300  $    15,143,350
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.9%
Carnival Corp.                                         234,000       11,545,560
--------------------------------------------------------------------------------
Starbucks Corp. 1                                      305,600       14,986,624
                                                                ----------------
                                                                     26,532,184

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.5%
Harman International
Industries, Inc.                                        67,500        6,979,500
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.9%
eBay, Inc. 1                                           640,800       25,945,992
--------------------------------------------------------------------------------
MEDIA--2.3%
Comcast Corp., Cl. A 1                                 547,700       16,841,775
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                  553,500       13,942,665
                                                                ----------------
                                                                     30,784,440

--------------------------------------------------------------------------------
MULTILINE RETAIL--3.6%
Kohl's Corp. 1                                         361,100       18,939,695
--------------------------------------------------------------------------------
Target Corp.                                           564,700       30,352,625
                                                                ----------------
                                                                     49,292,320

--------------------------------------------------------------------------------
SPECIALTY RETAIL--7.1%
Best Buy Co., Inc.                                     297,150       14,162,169
--------------------------------------------------------------------------------
Chico's FAS, Inc. 1                                    420,000       14,578,200
--------------------------------------------------------------------------------
Home Depot, Inc.                                       339,500       13,688,640
--------------------------------------------------------------------------------
Staples, Inc.                                        1,449,700       31,835,412
--------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                               118,800        6,612,408
--------------------------------------------------------------------------------
Williams-Sonoma, Inc. 1                                374,300       15,065,575
                                                                ----------------
                                                                     95,942,404

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.2%
Polo Ralph
Lauren Corp.                                           326,000       16,153,300
--------------------------------------------------------------------------------
CONSUMER STAPLES--4.4%
--------------------------------------------------------------------------------
BEVERAGES--2.1%
Coca-Cola Co. (The)                                    153,700        6,762,800
--------------------------------------------------------------------------------
PepsiCo, Inc.                                          412,300       22,614,655
                                                                ----------------
                                                                     29,377,455

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.2%
Colgate-Palmolive Co.                                  268,400  $    14,091,000
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                             280,900       15,584,332
                                                                ----------------
                                                                     29,675,332

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.1%
Gillette Co.                                            26,000        1,400,620
--------------------------------------------------------------------------------
ENERGY--7.6%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.4%
National Oilwell
Varco, Inc. 1                                           67,600        4,340,596
--------------------------------------------------------------------------------
Schlumberger Ltd.                                      318,900       27,498,747
--------------------------------------------------------------------------------
Transocean, Inc. 1                                     246,200       14,535,648
                                                                ----------------
                                                                     46,374,991

--------------------------------------------------------------------------------
OIL & GAS--4.2%
Amerada Hess Corp.                                     155,300       19,738,630
--------------------------------------------------------------------------------
Apache Corp.                                           246,700       17,668,654
--------------------------------------------------------------------------------
Noble Energy, Inc.                                     221,400       19,514,196
                                                                ----------------
                                                                     56,921,480

--------------------------------------------------------------------------------
FINANCIALS--7.4%
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.5%
American Express Co.                                   284,400       15,710,256
--------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The)                                      130,500       14,508,990
--------------------------------------------------------------------------------
Legg Mason, Inc.                                       160,000       16,724,800
                                                                ----------------
                                                                     46,944,046

--------------------------------------------------------------------------------
INSURANCE--3.9%
AFLAC, Inc.                                            297,700       12,866,594
--------------------------------------------------------------------------------
American International Group, Inc.                     681,000       40,315,200
                                                                ----------------
                                                                     53,181,794

--------------------------------------------------------------------------------
HEALTH CARE--14.1%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--7.1%
Amgen, Inc. 1                                          274,900       21,964,510
--------------------------------------------------------------------------------
Genentech, Inc. 1                                      413,000       38,797,220


                          21 | OPPENHEIMER GROWTH FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
BIOTECHNOLOGY Continued
Genzyme Corp.
(General Division) 1                                   250,100  $    17,799,617
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                405,500       17,436,500
                                                                ----------------
                                                                     95,997,847

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.7%
Guidant Corp.                                           38,000        2,684,320
--------------------------------------------------------------------------------
Kinetic Concepts, Inc. 1                               215,400       11,803,920
--------------------------------------------------------------------------------
Varian Medical
Systems, Inc. 1                                        915,000       36,435,300
                                                                ----------------
                                                                     50,923,540

--------------------------------------------------------------------------------
PHARMACEUTICALS--3.3%
Abbott Laboratories                                    346,500       15,637,545
--------------------------------------------------------------------------------
Eli Lilly & Co.                                        238,400       13,116,768
--------------------------------------------------------------------------------
Johnson & Johnson                                      263,100       16,677,909
                                                                ----------------
                                                                     45,432,222

--------------------------------------------------------------------------------
INDUSTRIALS--7.4%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.8%
General Dynamics
Corp.                                                   88,300       10,118,297
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.6%
FedEx Corp.                                            107,100        8,722,224
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--4.3%
3M Co.                                                 193,300       13,753,295
--------------------------------------------------------------------------------
General Electric Co.                                 1,335,000       44,869,350
                                                                ----------------
                                                                     58,622,645

--------------------------------------------------------------------------------
MACHINERY--0.7%
Oshkosh Truck Corp.                                    248,600        9,971,346
--------------------------------------------------------------------------------
MARINE--1.0%
UTI Worldwide, Inc.                                    172,000       12,979,120
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--36.9%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--9.2%
Avaya, Inc. 1                                          735,100        7,498,020
--------------------------------------------------------------------------------
Cisco Systems, Inc. 1                                2,418,900       42,621,018
--------------------------------------------------------------------------------
Corning, Inc. 1                                      1,703,000       33,991,880
--------------------------------------------------------------------------------
Motorola, Inc.                                         949,600       20,777,248
--------------------------------------------------------------------------------
Nokia Corp.,
Sponsored ADR                                          435,800        6,872,566

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
QUALCOMM, Inc.                                         339,000  $    13,461,690
                                                                ----------------
                                                                    125,222,422

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--5.3%
Apple Computer, Inc. 1                                 532,300       24,980,839
--------------------------------------------------------------------------------
EMC Corp. 1                                          3,357,800       43,181,308
--------------------------------------------------------------------------------
Sun Microsystems,
Inc. 1                                               1,000,300        3,801,140
                                                                ----------------
                                                                     71,963,287

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--4.2%
Google, Inc., Cl. A 1                                   87,000       24,882,000
--------------------------------------------------------------------------------
VeriSign, Inc. 1                                       595,000       12,971,000
--------------------------------------------------------------------------------
Yahoo!, Inc. 1                                         575,800       19,197,172
                                                                ----------------
                                                                     57,050,172

--------------------------------------------------------------------------------
IT SERVICES--1.8%
Cognizant Technology
Solutions Corp. 1                                      309,800       14,105,194
--------------------------------------------------------------------------------
NAVTEQ Corp. 1                                         225,000       10,471,500
                                                                ----------------
                                                                     24,576,694

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.8%
Broadcom Corp., Cl. A 1                                475,400       20,679,900
--------------------------------------------------------------------------------
Intel Corp.                                            665,100       17,106,372
--------------------------------------------------------------------------------
International Rectifier
Corp. 1                                                282,000       13,564,200
--------------------------------------------------------------------------------
Maxim Integrated
Products, Inc.                                         330,000       14,074,500
--------------------------------------------------------------------------------
Texas Instruments, Inc.                                424,000       13,856,320
                                                                ----------------
                                                                     79,281,292

--------------------------------------------------------------------------------
SOFTWARE--10.6%
Adobe Systems, Inc.                                    500,000       13,520,000
--------------------------------------------------------------------------------
Amdocs Ltd. 1                                          310,900        9,124,915
--------------------------------------------------------------------------------
Autodesk, Inc.                                         373,400       16,130,880
--------------------------------------------------------------------------------
Mercury Interactive
Corp. 1                                                475,600       17,440,252
--------------------------------------------------------------------------------
Microsoft Corp.                                      2,564,400       70,264,560


                          22 | OPPENHEIMER GROWTH FUND

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE Continued
SAP AG,
Sponsored ADR                                          400,600  $    17,093,602
                                                                ----------------
                                                                    143,574,209

--------------------------------------------------------------------------------
MATERIALS--0.4%
--------------------------------------------------------------------------------
CHEMICALS--0.4%
Monsanto Co.                                            85,000        5,426,400
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.8%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.8%
NeuStar, Inc., Cl. A 1                                 291,500        8,019,165
--------------------------------------------------------------------------------
Sprint Nextel Corp.                                    637,100       16,520,003
                                                                ----------------
                                                                     24,539,168
                                                                ----------------
Total Common Stocks
(Cost $1,181,502,133)                                             1,355,050,093

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.1%
--------------------------------------------------------------------------------
Undivided interest of 0.15% in joint
repurchase agreement (Principal Amount/
Value $1,184,643,000, with a maturity
value of $1,184,759,490) with UBS Warburg
LLC, 3.54%, dated 8/31/05, to be
repurchased at $1,764,173 on 9/1/05,
collateralized by Federal National
Mortgage Assn., 6%, 4/1/35, with
a value of $1,209,814,832
(Cost $1,764,000)                                   $1,764,000  $     1,764,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $1,183,266,133)                                     99.7%   1,356,814,093
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                         0.3        4,046,404
                                                    ----------------------------
NET ASSETS                                               100.0% $ 1,360,860,497
                                                    ============================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          23 | OPPENHEIMER GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (cost $1,183,266,133)--see
accompanying statement of investments                          $  1,356,814,093
--------------------------------------------------------------------------------
Cash                                                                    748,032
--------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                     16,057,243
Interest and dividends                                                  944,714
Shares of beneficial interest sold                                      393,004
Other                                                                    61,071
                                                               -----------------
Total assets                                                      1,375,018,157

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                10,444,848
Shares of beneficial interest redeemed                                2,137,567
Distribution and service plan fees                                      533,458
Trustees' compensation                                                  433,192
Transfer and shareholder servicing agent fees                           337,271
Shareholder communications                                              205,691
Other                                                                    65,633
                                                               -----------------
Total liabilities                                                    14,157,660

--------------------------------------------------------------------------------
NET ASSETS                                                     $  1,360,860,497
                                                               =================

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                     $         48,504
--------------------------------------------------------------------------------
Additional paid-in capital                                        1,819,780,005
--------------------------------------------------------------------------------
Accumulated net investment loss                                        (426,443)
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                       (632,089,529)
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                          173,547,960
                                                               -----------------
NET ASSETS                                                     $  1,360,860,497
                                                               =================


                          24 | OPPENHEIMER GROWTH FUND

--------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,024,198,620
and 35,918,909 shares of beneficial interest outstanding)                                $  28.51
Maximum offering price per share (net asset value plus sales charge of 5.75% of
offering price)                                                                          $  30.25
--------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $193,897,242 and
7,407,306 shares of beneficial interest outstanding)                                    $   26.18
--------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $73,277,338 and
2,751,880 shares of beneficial interest outstanding)                                    $   26.63
--------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $13,891,601 and
490,334 shares of beneficial interest outstanding)                                      $   28.33
--------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $55,595,696 and 1,935,879 shares of beneficial interest outstanding)                 $   28.72

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          25 | OPPENHEIMER GROWTH FUND

STATEMENT OF OPERATIONS  For the Year Ended August 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $74,066)           $  17,727,750
--------------------------------------------------------------------------------
Interest                                                                126,110
                                                                  --------------
Total investment income                                              17,853,860

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       9,296,153
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               2,452,023
Class B                                                               2,009,913
Class C                                                                 736,097
Class N                                                                  67,518
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               2,781,592
Class B                                                                 840,532
Class C                                                                 308,430
Class N                                                                  66,037
Class Y                                                                 215,450
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 277,919
Class B                                                                 129,446
Class C                                                                  28,371
Class N                                                                   3,437
--------------------------------------------------------------------------------
Trustees' compensation                                                   17,896
--------------------------------------------------------------------------------
Custodian fees and expenses                                              17,303
--------------------------------------------------------------------------------
Other                                                                    92,418
                                                                  --------------
Total expenses                                                       19,340,535
Less reduction to custodian expenses                                        (52)
Less waivers and reimbursements of expenses                            (713,187)
                                                                  --------------
Net expenses                                                         18,627,296

--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                    (773,436)

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investments                                     38,192,502
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                156,753,095

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 194,172,161
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          26 | OPPENHEIMER GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED AUGUST 31,                                                        2005              2004
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment loss                                               $      (773,436)  $   (12,426,999)
----------------------------------------------------------------------------------------------------
Net realized gain                                                      38,192,502       211,999,138
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                 156,753,095      (245,925,191)
                                                                  ----------------------------------
Net increase (decrease) in net assets resulting from operations       194,172,161       (46,353,052)

----------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                              (198,124,572)      (58,098,836)
Class B                                                               (45,151,513)      (50,353,104)
Class C                                                               (11,796,834)        1,009,300
Class N                                                                  (871,228)        5,813,503
Class Y                                                               (16,915,611)         (246,732)

----------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------
Total decrease                                                        (78,687,597)     (148,228,921)
----------------------------------------------------------------------------------------------------
Beginning of period                                                 1,439,548,094     1,587,777,015
                                                                  ----------------------------------
End of period (including accumulated net investment loss
of $426,443 and $457,780, respectively)                           $ 1,360,860,497   $ 1,439,548,094
                                                                  ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          27 | OPPENHEIMER GROWTH FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A  YEAR ENDED AUGUST 31,                          2005             2004            2003          2002            2001
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    24.82       $    25.57      $    24.19    $    29.20      $    62.31
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                             .03 1,2         (.14)           (.15)         (.13)            .18
Net realized and unrealized gain (loss)                 3.66             (.61)           1.53         (4.74)         (30.05)
                                                  ---------------------------------------------------------------------------
Total from investment operations                        3.69             (.75)           1.38         (4.87)         (29.87)
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      --               --              --          (.14)             --
Distributions from net realized gain                      --               --              --            --           (3.24)
                                                  ---------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           --               --              --          (.14)          (3.24)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    28.51       $    24.82      $    25.57    $    24.19      $    29.20
                                                  ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                     14.87%           (2.93)%          5.70%       (16.77)%        (49.87)%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $1,024,199       $1,074,312      $1,165,627    $1,173,027      $1,553,066
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $1,061,402       $1,178,435      $1,095,830    $1,430,735      $2,149,795
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                            0.11% 2         (0.59)%         (0.69)%       (0.54)%          0.45%
Total expenses                                          1.19%            1.18%           1.22%         1.31%           1.06%
Expenses after payments and waivers and
reduction to custodian expenses                         1.15%             N/A 5,6         N/A 5         N/A 5           N/A 5
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   72%             104%             82%           60%             92%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment income per share and the net investment income ratio include $.15 and 0.58%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          28 | OPPENHEIMER GROWTH FUND

CLASS B  YEAR ENDED AUGUST 31,                          2005             2004            2003          2002            2001
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    22.98       $    23.90      $    22.80    $    27.60      $    59.55
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                     (.19) 1,2        (.71)           (.58)         (.54)           (.10)
Net realized and unrealized gain (loss)                 3.39             (.21)           1.68         (4.26)         (28.61)
                                                  ---------------------------------------------------------------------------
Total from investment operations                        3.20             (.92)           1.10         (4.80)         (28.71)
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      --               --              --            --              --
Distributions from net realized gain                      --               --              --            --           (3.24)
                                                  ---------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           --               --              --            --           (3.24)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    26.18       $    22.98      $    23.90    $    22.80      $    27.60
                                                  ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                     13.93%           (3.85)%          4.83%       (17.39)%        (50.26)%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  193,897       $  212,774      $  270,715    $  317,725      $  483,298
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  201,613       $  254,295      $  276,668    $  415,965      $  692,159
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                    (0.76)% 2        (1.51)%         (1.52)%       (1.30)%         (0.31)%
Total expenses                                          2.15%            2.24%           2.29%         2.08%           1.83%
Expenses after payments and waivers and
reduction to custodian expenses                         2.03%            2.11%           2.06%          N/A 5,6         N/A 6
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   72%             104%             82%           60%             92%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.14 and 0.58%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          29 | OPPENHEIMER GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C  YEAR ENDED AUGUST 31,                          2005             2004            2003          2002            2001
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    23.38       $    24.30      $    23.18    $    28.06      $    60.48
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                     (.19) 1,2        (.37)           (.36)         (.43)           (.04)
Net realized and unrealized gain (loss)                 3.44             (.55)           1.48         (4.45)         (29.14)
                                                  ---------------------------------------------------------------------------
Total from investment operations                        3.25             (.92)           1.12         (4.88)         (29.18)
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      --               --              --            --              --
Distributions from net realized gain                      --               --              --            --           (3.24)
                                                  ---------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           --               --              --            --           (3.24)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    26.63       $    23.38      $    24.30    $    23.18      $    28.06
                                                  ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                     13.90%           (3.79)%          4.83%       (17.39)%        (50.26)%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   73,277       $   75,459      $   77,548    $   75,229      $  102,144
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   73,785       $   83,103      $   72,165    $   93,082      $  133,823
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                    (0.76)% 2        (1.47)%         (1.52)%       (1.31)%         (0.32)%
Total expenses                                          2.12%            2.16%           2.22%         2.08%           1.84%
Expenses after payments and waivers and
reduction to custodian expenses                         2.01%            2.07%           2.06%          N/A 5,6         N/A 6
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   72%             104%             82%           60%             92%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.14 and 0.58%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          30 | OPPENHEIMER GROWTH FUND

CLASS N  YEAR ENDED AUGUST 31,                          2005             2004            2003          2002            2001 1
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    24.75       $    25.59      $    23.99    $    29.13      $    35.39
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                     (.07) 2,3        (.27)           (.04)         (.13) 2         (.01)
Net realized and unrealized gain (loss)                 3.65             (.57)           1.64         (4.78) 2        (6.25)
                                                  ---------------------------------------------------------------------------
Total from investment operations                        3.58             (.84)           1.60         (4.91)          (6.26)
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      --               --              --          (.23)             --
Distributions from net realized gain                      --               --              --            --              --
                                                  ---------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           --               --              --          (.23)             --
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    28.33       $    24.75      $    25.59    $    23.99      $    29.13
                                                  ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                     14.47%           (3.28)%          6.67%       (17.00)%        (17.69)%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)          $   13,892       $   12,998      $    7,766    $    2,243      $      274
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   13,546       $   11,987      $    5,016    $    1,623      $       70
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment loss                                    (0.25)% 3        (0.94)%         (0.39)%       (0.90)%         (0.33)%
Total expenses                                          1.68%            1.70%           1.33%         1.57%           1.40%
Expenses after payments and waivers and
reduction to custodian expenses                         1.51%            1.53%           1.23%          N/A 6,7         N/A 7
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   72%             104%             82%           60%             92%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Net investment loss per share and the net investment loss ratio include $.15 and 0.58%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

6. Voluntary waiver of transfer agent fees less than 0.01%.

7. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          31 | OPPENHEIMER GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y  YEAR ENDED AUGUST 31,                          2005             2004            2003          2002            2001
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    24.95       $    25.66      $    24.24    $    29.27      $    62.33
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                             .08 1,2         (.10)           (.12)         (.06)            .28
Net realized and unrealized gain (loss)                 3.69             (.61)           1.54         (4.73)         (30.10)
                                                  ---------------------------------------------------------------------------
Total from investment operations                        3.77             (.71)           1.42         (4.79)         (29.82)
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      --               --              --          (.24)             --
Distributions from net realized gain                      --               --              --            --           (3.24)
                                                  ---------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           --               --              --          (.24)          (3.24)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    28.72       $    24.95      $    25.66    $    24.24      $    29.27
                                                  ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                     15.11%           (2.77)%          5.86%       (16.50)%        (49.77)%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)          $   55,595       $   64,005      $   66,121    $   66,769      $   88,284
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   60,275       $   68,569      $   61,965    $   81,127      $  124,168
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                            0.31% 2         (0.40)%         (0.55)%       (0.25)%          0.67%
Total expenses                                          1.03%            1.01%           1.17%         1.13%           0.86%
Expenses after payments and waivers and
reduction to custodian expenses                         0.98%             N/A 5          1.08%         1.02%            N/A 5
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   72%             104%             82%           60%             92%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment income per share and the net investment income ratio include $.15 2 and 0.58% 2, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          32 | OPPENHEIMER GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Growth Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily


                          33 | OPPENHEIMER GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued
--------------------------------------------------------------------------------
using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such


                          34 | OPPENHEIMER GROWTH FUND
class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                               NET UNREALIZED
                                                                 APPRECIATION
                                                             BASED ON COST OF
                                                               SECURITIES AND
   UNDISTRIBUTED    UNDISTRIBUTED            ACCUMULATED    OTHER INVESTMENTS
   NET INVESTMENT       LONG-TERM                   LOSS   FOR FEDERAL INCOME
   INCOME                    GAIN   CARRYFORWARD 1,2,3,4         TAX PURPOSES
   --------------------------------------------------------------------------
   $ --                      $ --          $ 629,612,798        $ 171,071,289

1. As of August 31, 2005, the Fund had $628,038,768 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of August 31, 2005, details of the capital loss carryforwards were as follows:

                         EXPIRING
                         --------------------------
                         2010         $ 305,975,696
                         2011           322,063,072
                                      -------------
                         Total        $ 628,038,768
                                      =============

2. The Fund had $1,574,030 of straddle losses which were deferred.

3. During the fiscal year ended August 31, 2005, the Fund utilized $37,586,833 of capital loss carryforward to offset capital gains realized in that fiscal year. a

   a. Includes $213,059 of capital loss carryforwards acquired in the November 6, 2003 merger of Oppenheimer Select Managers Mercury Advisors Focus Growth Fund.
      Includes $719,068 of capital loss carryforwards acquired in the October 16, 2003 merger of Oppenheimer Select Managers Jennison Growth Fund. Includes $1,579,207 of capital loss carryforwards acquired in the September 18, 2003 merger of Oppenheimer Trinity Large Cap Growth Fund. Includes $339,688 of capital loss carryforwards acquired in the October 12, 2001 merger of Oppenheimer Trinity Growth Fund.

4. During the fiscal year ended August 31, 2004, the Fund utilized $104,426,196 of capital loss carryforward to offset capital gains realized in that fiscal year. b

   b. Includes $628,445 of capital loss carryforwards acquired in the October 16, 2003 merger of Oppenheimer Select Managers Jennison Growth Fund. Includes $1,489,835 of capital loss carryforwards acquired in the September 18, 2003 merger of Oppenheimer Trinity Large Cap Growth Fund. Includes $339,688 of capital loss carryforwards acquired in the October 12, 2001 merger of Oppenheimer Trinity Growth Fund.


                          35 | OPPENHEIMER GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for August 31, 2005. Net assets of the Fund were unaffected by the reclassifications.

                                   REDUCTION TO       INCREASE TO
                                    ACCUMULATED   ACCUMULATED NET
               INCREASE TO       NET INVESTMENT     REALIZED LOSS
               PAID-IN CAPITAL             LOSS    ON INVESTMENTS
               --------------------------------------------------
               $ 2,492,601            $ 804,773       $ 3,297,374

No distributions were paid during the years ended August 31, 2005 and August 31, 2004.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

               Federal tax cost of securities      $1,185,742,804
                                                   ==============
               Gross unrealized appreciation       $  213,881,716
               Gross unrealized depreciation          (42,810,427)
                                                   --------------
               Net unrealized appreciation         $  171,071,289
                                                   ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended August 31, 2005, the Fund's projected benefit obligations were decreased by $22,930 and payments of $27,619 were made to retired trustees, resulting in an accumulated liability of $368,129 as of August 31, 2005.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities.


                          36 | OPPENHEIMER GROWTH FUND

Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            YEAR ENDED AUGUST 31, 2005      YEAR ENDED AUGUST 31, 2004
                                SHARES          AMOUNT          SHARES          AMOUNT
---------------------------------------------------------------------------------------
CLASS A
Sold                         4,089,498   $ 108,776,676       7,640,372   $ 200,447,005
Acquisition-Note 5                  --              --       1,087,441      28,622,869
Redeemed                   (11,458,722)   (306,901,248)    (11,017,595)   (287,168,710)
                           ------------------------------------------------------------
Net decrease                (7,369,224)  $(198,124,572)     (2,289,782)  $ (58,098,836)
                           ============================================================


                          37 | OPPENHEIMER GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                            YEAR ENDED AUGUST 31, 2005      YEAR ENDED AUGUST 31, 2004
                                SHARES          AMOUNT          SHARES          AMOUNT
---------------------------------------------------------------------------------------
CLASS B
Sold                         1,297,985   $  31,811,883       2,214,980   $  53,994,622
Acquisition-Note 5                  --              --         690,353      16,977,089
Redeemed                    (3,148,523)    (76,963,396)     (4,973,427)   (121,324,815)
                           ------------------------------------------------------------
Net decrease                (1,850,538)  $ (45,151,513)     (2,068,094)  $ (50,353,104)
                           ============================================================

---------------------------------------------------------------------------------------
CLASS C
Sold                           597,903   $  14,961,859         886,442   $  21,970,173
Acquisition-Note 5                  --              --         399,809       9,988,803
Redeemed                    (1,074,017)    (26,758,693)     (1,249,401)    (30,949,676)
                           ------------------------------------------------------------
Net increase (decrease)       (476,114)  $ (11,796,834)         36,850   $   1,009,300
                           ============================================================

---------------------------------------------------------------------------------------
CLASS N
Sold                           230,886   $   6,155,768         280,601   $   7,342,742
Acquisition-Note 5                  --              --         118,019       3,107,869
Redeemed                      (265,824)     (7,026,996)       (176,804)     (4,637,108)
                           ------------------------------------------------------------
Net increase (decrease)        (34,938)  $    (871,228)        221,816   $   5,813,503
                           ============================================================

---------------------------------------------------------------------------------------
CLASS Y
Sold                           621,642   $  16,805,961         906,908   $  23,931,916
Acquisition-Note 5                  --              --           7,946         209,931
Redeemed                    (1,250,827)    (33,721,572)       (926,259)    (24,388,579)
                           ------------------------------------------------------------
Net decrease                  (629,185)  $ (16,915,611)        (11,405)  $    (246,732)
                           ============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2005, were as follows:

                                     PURCHASES            SALES
      ---------------------------------------------------------
      Investment securities     $1,013,388,840   $1,288,240,735

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, 0.58% of the next $1.0 billion, 0.56% of the next $2.0 billion, and 0.54% of the average annual net assets in excess of $4.5 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended August 31, 2005, the Fund paid $4,004,521 to OFS for services to the Fund.


                          38 | OPPENHEIMER GROWTH FUND

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at August 31, 2005 for Class B, Class C and Class N shares were $10,735,492, $2,506,088 and $828,117, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.


                          39 | OPPENHEIMER GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

                                            CLASS A           CLASS B          CLASS C           CLASS N
                          CLASS A        CONTINGENT        CONTINGENT       CONTINGENT        CONTINGENT
                        FRONT-END          DEFERRED          DEFERRED         DEFERRED          DEFERRED
                    SALES CHARGES     SALES CHARGES     SALES CHARGES    SALES CHARGES     SALES CHARGES
                      RETAINED BY       RETAINED BY       RETAINED BY      RETAINED BY       RETAINED BY
YEAR ENDED            DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR       DISTRIBUTOR
--------------------------------------------------------------------------------------------------------
August 31, 2005         $ 423,486           $ 8,622         $ 571,010         $ 18,897           $ 9,932

--------------------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. Effective January 1, 2005, the Manager has voluntarily agreed to reduce its advisory fee rate for any quarter during the calendar year ending December 31, 2005, by 0.05% of the Fund's average daily net assets if the Fund's trailing one-year total return performance, measured at the end of the prior calendar quarter, was in the fourth or fifth quintile of the Fund's Lipper peer group. However, if the Fund's total return performance at the end of a subsequent calendar quarter has improved to the third or higher quintile of Fund's Lipper peer group, the advisory fee reduction will be terminated for the remainder of the calendar year. During the year ended August 31, 2005, the Manager waived $459,536. The advisory fee reduction is a voluntary undertaking and may be terminated by the Manager at any time.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended August 31, 2005, OFS waived $171,195, $55,742, $18,627 and $8,087 for Class B, Class C, Class N and Class Y shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ACQUISITIONS OF OPPENHEIMER TRINITY LARGE CAP GROWTH FUND, OPPENHEIMER SELECT MANAGERS JENNISON GROWTH FUND AND OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS FOCUS GROWTH FUND

OPPENHEIMER TRINITY LARGE CAP GROWTH FUND. On September 18, 2003, the Fund acquired all of the net assets of Oppenheimer Trinity Large Cap Growth Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Trinity Large Cap Growth Fund shareholders on September 12, 2003. The Fund issued (at an exchange ratio of 0.278140 for Class A, 0.286919 for Class B, 0.282206 for Class C, 0.275754 for Class N and 0.284252 for Class Y of the Fund to one share of Oppenheimer Trinity Large Cap Growth Fund), 765,450; 581,877; 238,637; 23,681 and 7,906 shares of beneficial interest for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $20,154,303, $14,314,163, $5,968,305, $623,763 and $208,876 in exchange for the net assets, resulting in combined Class A net assets of $1,220,006,160, Class B net assets of $287,085,907, Class C net assets of $85,655,039, Class N net assets of $8,789,832 and Class Y net assets of $68,519,811 on September 18, 2003. The net assets acquired included net unrealized appreciation of $886,399 and unused capital loss carryforward of $15,721,086 potential utilization subject to tax limitation. The exchange qualified as a tax-free reorganization for federal income tax purposes.


                          40 | OPPENHEIMER GROWTH FUND

--------------------------------------------------------------------------------
OPPENHEIMER SELECT MANAGERS JENNISON GROWTH FUND. On October 16, 2003, the Fund acquired all of the net assets of Oppenheimer Select Managers Jennison Growth Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Select Managers Jennison Growth Fund shareholders on October 10, 2003. The Fund issued (at an exchange ratio of 0.278982 for Class A, 0.292653 for Class B, 0.287686 for Class C, 0.276624 for Class N and 0.279527 for Class Y of the Fund to one share of Oppenheimer Select Managers Jennison Growth Fund), 276,588; 92,068; 130,475; 89,456 and 28 shares of beneficial interest for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $7,288,099, $2,264,865, $3,263,187, $2,357,167 and $739 in exchange for the net assets, resulting in combined Class A net assets of $1,209,081,297, Class B net assets of $279,669,909, Class C net assets of $86,527,169, Class N net assets of $11,395,753 and Class Y net assets of $68,059,567 on October 16, 2003. The net assets acquired included net unrealized appreciation of $2,184,227 and unused capital loss carryforward of $3,197,163 potential utilization subject to tax limitation. The exchange qualified as a tax-free reorganization for federal income tax purposes.

--------------------------------------------------------------------------------
OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS FOCUS GROWTH FUND. On November 6, 2003, the Fund acquired all of the net assets of Oppenheimer Select Managers Mercury Advisors Focus Growth Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Select Managers Mercury Advisors Focus Growth Fund shareholders on October 31, 2003. The Fund issued (at an exchange ratio of 0.120563 for Class A, 0.126778 for Class B, 0.124573 for Class C, 0.120102 for Class N and 0.121154 for Class Y of the Fund to one share of Oppenheimer Select Managers Mercury Advisors Focus Growth Fund), 45,403; 16,408; 30,697; 4,882 and 12 shares of beneficial interest for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $1,180,467, $398,061, $757,311, $126,939 and $316 in exchange for the net assets, resulting in combined Class A net assets of $1,187,485,864, Class B net assets of $269,157,589, Class C net assets of $86,380,114, Class N net assets of $11,400,709 and Class Y net assets of $67,635,520 on November 6, 2003. The net assets acquired included net unrealized appreciation of $201,568 and unused capital loss carryforward of $1,186,539 potential utilization subject to tax limitation. The exchange qualified as a tax-free reorganization for federal income tax purposes.

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other


                          41 | OPPENHEIMER GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. LITIGATION Continued

costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                          42 | OPPENHEIMER GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER GROWTH FUND:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Oppenheimer Growth Fund, including the statement of investments, as of August 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Growth Fund as of August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
October 17, 2005


                          43 | OPPENHEIMER GROWTH FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                          44 | OPPENHEIMER GROWTH FUND

REPORT OF SHAREHOLDER MEETING  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
On August 17, 2005, a joint special meeting of shareholders was held at which the eleven Trustees identified below were elected (Proposal No. 1) and changes in, or the addition or elimination of, certain fundamental investment policies were approved (Proposal No. 2) as described in the Fund's proxy statement for that meeting. The following is a report of the votes cast:


--------------------------------------------------------------------------------
PROPOSAL NO.1

NOMINEE                         FOR                 WITHHELD        TOTAL
--------------------------------------------------------------------------------
TRUSTEES
Matthew P. Fink                 31,746,961.453      904,878.844     32,651,840.297
Robert G. Galli                 31,721,819.467      930,020.830     32,651,840.297
Phillip A. Griffiths            31,731,810.369      920,029.928     32,651,840.297
Mary F. Miller                  31,736,413.862      915,426.435     32,651,840.297
Joel W. Motley                  31,757,575.994      894,264.303     32,651,840.297
John V. Murphy                  31,751,830.967      900,009.330     32,651,840.297
Kenneth A. Randall              31,643,917.569    1,007,922.728     32,651,840.297
Russell S. Reynolds, Jr.        31,662,074.528      989,765.769     32,651,840.297
Joseph M. Wikler                31,771,062.474      880,777.823     32,651,840.297
Peter I.Wold                    31,744,880.098      906,960.199     32,651,840.297
Clayton K. Yeutter              31,658,347.863      993,492.434     32,651,840.297


--------------------------------------------------------------------------------

PROPOSAL NO. 2: TO APPROVE A MODIFICATION TO THE FUND'S FUNDAMENTAL INVESTMENT OBJECTIVE

                                                                    BROKER
        FOR                     AGAINST           ABSTAIN           NON-VOTES         TOTAL
----------------------------------------------------------------------------------------------------
2C: Diversification of Investments
        26,658,690.341          1,237,064.485     1,121,578.471     3,634,507.000     32,651,840.297
2K: Real Estate and Commodities
        26,150,972.206          1,639,820.823     1,226,540.268     3,634,507.000     32,651,840.297
2L: Senior Securities
        26,281,991.958          1,361,571.316     1,373,770.023     3,634,507.000     32,651,840.297
2N: Investing in Unseasoned Issuers
        24,249,533.597          3,328,503.343     1,439,296.357     3,634,507.000     32,651,840.297



                          45 | OPPENHEIMER GROWTH FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

    The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                          46 | OPPENHEIMER GROWTH FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board considered that the relatively low redemption rate for funds advised by the Manager provided an indication of shareholder satisfaction with the overall level of services provided by the Manager. The Board was aware that there are alternatives to retaining the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of David Poiesz and the Manager's Growth Equities investment team and analysts. Mr. Poiesz has been primarily responsible for the day-to-day management of the Fund's portfolio since June 2004. Mr. Poiesz is a Vice President of the Fund and a Senior Vice President of the Manager. He has had over 25 years of experience managing equity investments.


                          47 | OPPENHEIMER GROWTH FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other large-cap growth funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board considered that the Fund's one-year, three-year, five-year and ten-year performance were below its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other large-cap growth funds and other funds with comparable asset levels and distribution features. The Board considered that the Fund's management fees and total expenses were lower than its peer group average. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board considered that the Fund has not experienced recent asset growth and that, based on current asset levels, the Fund is not yet approaching its last management fee breakpoint.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.


                          48 | OPPENHEIMER GROWTH FUND

      Based on its evaluation, the Board requested and the Manager agreed to voluntarily reduce its advisory fee rate by 0.05% of the Fund's average daily net assets for any quarter if the Fund's total return performance for the previous 12 months, measured at the end of each calendar quarter, was in the fourth or fifth quintile of the Fund's Lipper peer group. However, if the Fund's 12-month total return performance improved to the third or higher quintile of the Fund's Lipper peer group, the advisory fee reduction will be terminated. This advisory fee reduction was a voluntary undertaking and may be terminated by the Manager at any time.

      On the basis of its review and evaluation of the information it received and the voluntary fee reduction described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates, and the voluntary fee reduction agreed upon by the Board and the Manager, are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                          49 | OPPENHEIMER GROWTH FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER
THE FUND, LENGTH OF           TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX
SERVICE, AGE                  CURRENTLY OVERSEEN
INDEPENDENT TRUSTEES          THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS TWO WORLD FINANCIAL
                              CENTER, NEW YORK, NY 10281-1008. EACH TRUSTEE SERVES FOR AN INDEFINITE
                              TERM, OR UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,           Director of American Commercial Lines (barge company) (since January 2005);
Chairman of the Board of      Attorney at Hogan & Hartson (law firm) (since June 1993); Director of
Trustees (since 2003);        Danielson Holding Corp. (waste-to-energy company) (since 2002); Director of
Trustee (since 1993)          Weyerhaeuser Corp. (1999-April 2004); Director of Caterpillar, Inc.
Age: 74                       (1993-December 2002); Director of ConAgra Foods (1993-2001); Director of
                              Texas Instruments (1993-2001); Director of FMC Corporation (1993-2001).
                              Oversees 38 portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,              Trustee of the Committee for Economic Development (policy research
Trustee (since 2005)          foundation) (since 2005); Director of ICI Education Foundation (education
Age: 64                       foundation) (since October 1991); President of the Investment Company
                              Institute (trade association) (1991-2004); Director of ICI Mutual Insurance
                              Company (insurance company) (1991-2004). Oversees 38 portfolios in the
                              OppenheimerFunds complex.

ROBERT G. GALLI,              A trustee or director of other Oppenheimer funds. Oversees 48 portfolios in
Trustee (since 1993)          the OppenheimerFunds complex.
Age: 72

PHILLIP A. GRIFFITHS,         Director of GSI Lumonics Inc. (precision medical equipment supplier) (since
Trustee (since 1999)          2001); Trustee of Woodward Academy (since 1983); Senior Advisor of The
Age: 67                       Andrew W. Mellon Foundation (since 2001); Member of the National Academy of
                              Sciences (since 1979); Member of the American Philosophical Society (since
                              1996); Council on Foreign Relations (since 2002); Director of the Institute for Advanced Study (1991-2004); Director of Bankers Trust New York
                              Corporation (1994-1999). Oversees 38 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,               Trustee of the American Symphony Orchestra (not-for-profit) (since October
Trustee (since 2004)          1998); and Senior Vice President and General Auditor of American Express
Age: 62                       Company (financial services company) (July 1998-February 2003). Oversees 38 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,               Director of Columbia Equity Financial Corp. (privately-held financial
Trustee (since 2002)          adviser) (since 2002); Managing Director of Carmona Motley, Inc.
Age: 53                       (privately-held financial adviser) (since January 2002); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial adviser) (January
                              1998-December 2001). Oversees 38 portfolios in the OppenheimerFunds complex.

KENNETH A. RANDALL,           Director of Dominion Resources, Inc. (electric utility holding company)
Trustee (since 1985)          (since February 1972); Former Director of Prime Retail, Inc. (real estate
Age: 78                       investment trust), Dominion Energy Inc. (electric power and oil & gas producer), Lumbermens Mutual Casualty Company, American Motorists Insurance
                              Company and American Manufacturers Mutual Insurance Company; Former
                              President and Chief Executive Officer of The Conference Board, Inc.
                              (international economic and business research). Oversees 38 portfolios in the OppenheimerFunds complex.


                          50 | OPPENHEIMER GROWTH FUND

RUSSELL S. REYNOLDS, JR.,     Chairman of The Directorship Search Group, Inc. (corporate governance
Trustee (since 1989)          consulting and executive recruiting) (since 1993); Life Trustee of
Age: 73                       International House (non-profit educational organization); Former Trustee of The Historical Society of the Town of Greenwich. Oversees 38 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,             Director of the following medical device companies: Medintec (since 1992)
Trustee (since 2005)          and Cathco (since 1996); Director of Lakes Environmental Association (since
Age: 64                       1996); Member of the Investment Committee of the Associated Jewish
                              Charities of Baltimore (since 1994); Director of Fortis/Hartford mutual funds (1994-December 2001). Oversees 39 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                President of Wold Oil Properties, Inc. (oil and gas exploration and
Trustee (since 2005)          production company) (since 1994); Vice President, Secretary and Treasurer
Age: 57                       of Wold Trona Company, Inc. (soda ash processing and production) (since
                              1996); Vice President of Wold Talc Company, Inc. (talc mining) (since
                              1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since
                              1979); Director and Chairman of the Denver Branch of the Federal Reserve
                              Bank of Kansas City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 39 portfolios in the OppenheimerFunds complex.

----------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE            THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY
AND OFFICER                   STREET, 11TH FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES AS A TRUSTEE
                              FOR AN INDEFINITE TERM AND AS AN OFFICER FOR AN ANNUAL TERM, OR UNTIL HIS
                              RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED
                              TRUSTEE DUE TO HIS POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,               Chairman, Chief Executive Officer and Director (since June 2001) and
President and Principal       President (since September 2000) of the Manager; President and Director or
Executive Officer (since      Trustee of other Oppenheimer funds; President and Director of Oppenheimer
2001) and Trustee (since      Acquisition Company ("OAC") (the Manager's parent holding company) and of
2001)                         Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the
Age: 56                       Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc.
                              (subsidiary of the Manager) (since November 2001); Chairman and Director of
                              Shareholder Services, Inc. and of Shareholder Financial Services, Inc.
                              (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset
                              Management, Inc., Centennial Asset Management Corporation, Trinity
                              Investment Management Corporation and Tremont Capital Management, Inc.
                              (since November 2001), HarbourView Asset Management Corporation and OFI
                              Private Investments, Inc. (since July 2001); President (since November
                              2001) and Director (since July 2001) of Oppenheimer Real Asset Management,
                              Inc.; Executive Vice President of Massachusetts Mutual Life Insurance
                              Company (OAC's parent company) (since February 1997); Director of DLB
                              Acquisition Corporation (holding company parent of Babson Capital
                              Management LLC) (since June 1995); Member of the Investment Company
                              Institute's Board of Governors (since October 3, 2003); Chief Operating
                              Officer of the Manager (September 2000-June 2001); President and Trustee of
                              MML Series Investment Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance
                              Company (September 1999-August 2000); President, Chief Executive Officer
                              and Director of MML Bay State Life Insurance Company (September 1999-August
                              2000); Director of Emerald Isle Bancorp and Hibernia Savings Bank
                              (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June


                          51 | OPPENHEIMER GROWTH FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JOHN V. MURPHY,               1998). Oversees 77 portfolios as a Trustee or Director and 10 additional
Continued                     portfolios as an officer in the OppenheimerFunds complex.

----------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF             THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MR.
THE FUND                      POIESZ AND MR. ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
                              FLOOR, NEW YORK, NY 10281-1008, AND FOR MR. WIXTED AND MR. VANDEHEY, 6803
                              S. TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN ANNUAL
                              TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

DAVID POIESZ,                 Senior Vice President of the Manager since June 2004; a senior portfolio
Vice President (since 2004)   manager at Merrill Lynch. (October 2002-May 2004); founding partner of
Age: 47                       RiverRock, (a hedge fund product) (April 1999-July 2001); portfolio manager at Jennison Associates (November 1992-March 1999). An officer of 2 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,             Senior Vice President and Chief Compliance Officer of the Manager (since
Vice President and Chief      March 2004); Vice President of OppenheimerFunds Distributor, Inc.,
Compliance Officer (since     Centennial Asset Management Corporation and Shareholder Services, Inc.
2004)                         (since June 1983); Vice President and Director of Internal Audit of the
Age: 55                       Manager (1997-February 2004). An officer of 87 portfolios in the
                              OppenheimerFunds complex.

BRIAN W. WIXTED,              Senior Vice President and Treasurer of the Manager (since March 1999);
Treasurer and Principal       Treasurer of the following: HarbourView Asset Management Corporation,
Financial and Accounting      Shareholder Financial Services, Inc., Shareholder Services, Inc.,
Officer (since 1999)          Oppenheimer Real Asset Management Corporation, and Oppenheimer Partnership
Age: 46                       Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since
                              March 2000), OppenheimerFunds International Ltd. and OppenheimerFunds plc
                              (since May 2000), OFI Institutional Asset Management, Inc. (since November
                              2000), and OppenheimerFunds Legacy Program (since June 2003); Treasurer and
                              Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC
                              (since March 1999), Centennial Asset Management Corporation (March
                              1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June
                              2003); Principal and Chief Operating Officer of Bankers Trust
                              Company-Mutual Fund Services Division (March 1995-March 1999). An officer of 87 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,               Executive Vice President (since January 2004) and General Counsel (since
Secretary (since 2001)        March 2002) of the Manager; General Counsel and Director of the Distributor
Age: 57                       (since December 2001); General Counsel of Centennial Asset Management
                              Corporation (since December 2001); Senior Vice President and General
                              Counsel of HarbourView Asset Management Corporation (since December 2001);
                              Secretary and General Counsel of OAC (since November 2001); Assistant
                              Secretary (since September 1997) and Director (since November 2001) of
                              OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                              President and Director of Oppenheimer Partnership Holdings, Inc. (since
                              December 2002); Director of Oppenheimer Real Asset Management, Inc. (since
                              November 2001); Senior Vice President, General Counsel and Director of
                              Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since
                              December 2001); Senior Vice President, General Counsel and Director of OFI
                              Private Investments, Inc. and OFI Trust Company (since November 2001); Vice
                              President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                              President and General Counsel of OFI Institutional Asset Management, Inc.
                              (since November 2001); Director of OppenheimerFunds (Asia) Limited (since
                              December 2003); Senior Vice President (May 1985-December 2003), Acting


                          52 | OPPENHEIMER GROWTH FUND

ROBERT G. ZACK,               General Counsel (November 2001-February 2002) and Associate General Counsel
Continued                     (May 1981-October 2001) of the Manager; Assistant Secretary of the
                              following: Shareholder Services, Inc. (May 1985-November 2001), Shareholder
                              Financial Services, Inc. (November 1989-November 2001), and
                              OppenheimerFunds International Ltd. (September 1997-November 2001). An
                              officer of 87 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                          53 | OPPENHEIMER GROWTH FUND


ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $45,000 in fiscal 2005 and $45,000 in fiscal 2004.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $132,059 in fiscal 2005 and $39,500 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: internal control reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $5,000 in fiscal 2005 and $6,000 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: Preparation of Form 5500 and tax consultations on pass through of foreign withholding taxes and mortgage dollar roll transactions.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $137,059 in fiscal 2005 and $45,500 in fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of August 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Growth Fund


By:    /s/ John V. Murphy
       ------------------
       John V. Murphy

       Principal Executive Officer

Date:  October 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ John V. Murphy
       ------------------
       John V. Murphy

       Principal Executive Officer

Date:  October 17, 2005


By:    /s/ Brian W. Wixted
       -------------------
       Brian W. Wixted

       Principal Financial Officer

Date:  October 17, 2005